Collateralized Transactions (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Securities received as collateral:
Securities borrowed	$ 652,620	$ 470,553
Securities purchased under agreements to resell	31,038	31,472
Total amounts related to collateralized transactions	683,658	502,025
Financial instruments owned and pledged, where the counterparty has the right to repledge
Financial instruments owned and pledged, where counterparty has right to repledge	399,306	236,375
Equity securities
Financial instruments owned and pledged, where the counterparty has the right to repledge
Financial instruments owned and pledged, where counterparty has right to repledge	376,583	219,159
Exchange traded notes
Financial instruments owned and pledged, where the counterparty has the right to repledge
Financial instruments owned and pledged, where counterparty has right to repledge	$ 22,723	17,216
Virtu Financial, LLC and subsidiaries
Securities received as collateral:
Securities borrowed		470,553	$ 690,450
Securities purchased under agreements to resell		31,472	162,956
Total amounts related to collateralized transactions		502,025	853,406
Financial instruments owned and pledged, where the counterparty has the right to repledge
Financial instruments owned and pledged, where counterparty has right to repledge		236,375	415,179
Virtu Financial, LLC and subsidiaries | Equity securities
Financial instruments owned and pledged, where the counterparty has the right to repledge
Financial instruments owned and pledged, where counterparty has right to repledge		219,159	379,276
Virtu Financial, LLC and subsidiaries | Exchange traded notes
Financial instruments owned and pledged, where the counterparty has the right to repledge
Financial instruments owned and pledged, where counterparty has right to repledge		$ 17,216	33,938
Virtu Financial, LLC and subsidiaries | U.S. government obligations
Financial instruments owned and pledged, where the counterparty has the right to repledge
Financial instruments owned and pledged, where counterparty has right to repledge			$ 1,965